Risk Management - Summary of Sensitivity Analysis of the Derivative Financial Instruments (Detail) $ in Millions	Jun. 30, 2019 USD ($)
Probable Scenario [member] | Forward contracts [Member] | Currency risk [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	$ 1
Probable Scenario [member] | Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	1
Reasonably Possible Scenario [member] | Futures contracts [Member] | Equity price risk [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	(133)
Reasonably Possible Scenario [member] | Forward contracts [Member] | Currency risk [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	(20)
Reasonably Possible Scenario [member] | OTC options [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	(78)
Reasonably Possible Scenario [member] | Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	(231)
Remote Scenario [member] | Futures contracts [Member] | Equity price risk [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	(266)
Remote Scenario [member] | Forward contracts [Member] | Currency risk [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	(41)
Remote Scenario [member] | OTC options [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	(86)
Remote Scenario [member] | Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	$ (393)